Related Party Transactions (Details 2) - ARS ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Statement [Line Items]
Total associates and joint ventures	$ 6,412	$ 30,148
Total parent company	(2,655)	96
Total subsidiaries of parent company	(436)	(481)
Total directors and others	34,970	22,408
Total at the end of the year	38,291	52,171
Trade And Other Payable [Member] | La Rural S.A. [Member]
Statement [Line Items]
Leases and/or rights of use payable	(8)	(1)
Others	(375)	(658)
Trade And Other Payables [Member] | Other Associates And Joint Ventures [Member]
Statement [Line Items]
Others	(89)	(80)
Trade And Other Receivables [Member] | La Rural S.A. [Member]
Statement [Line Items]
Canon	3,108	2,517
Others	51	7
New Lipstick [Member]
Statement [Line Items]
Sale, leases and services receivables	360	390
Other Associates And Joint Ventures [Member] | Trade and other receivables [Member]
Statement [Line Items]
Others	142	65
Loans granted	0	21
Management fees	142	12
Share-based payments	1	1
Rundel Global LTD [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Other investments	2,925	3,175
Banco Hipotecario S.A. [Member] | Trade And Other Receivables [Member]
Statement [Line Items]
Sale, leases and services receivables	63	69
Dividends receivable	2,466	24,975
Cresud [Member] | Trade And Other Payables [Member]
Statement [Line Items]
Share-based payments	(3)	(4)
Corporate services payable	(9,157)	(4,233)
Cresud [Member] | Trade And Other Receivables [Member]
Statement [Line Items]
Sale, leases and services receivables	1,302	0
Advances	21	0
Long-term Incentive Plan	242	0
Cresud [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Bonds	4,940	4,333
Amauta Agro S.A. [Member] | Trade And Other Payable [Member]
Statement [Line Items]
Others	(2,739)	(5)
Amauta Agro S.A. [Member] | Trade And Other Receivables [Member]
Statement [Line Items]
Sale, leases and services receivables	4	4
Futuros y Opciones.com S.A. [Member] | Trade And Other Receivables [Member]
Statement [Line Items]
Sale, leases and services receivables	2	0
Helmir S.A. [Member] | Borrowings [Member]
Statement [Line Items]
Non-convertible notes	(442)	(480)
Directors [Member] | Trade And Receivables [Member]
Statement [Line Items]
Advances	22	7
Sutton [Member] | Trade And Other Payables [Member]
Statement [Line Items]
Others	(90)	(135)
Sutton [Member] | Trade And Other Receivables [Member]
Statement [Line Items]
Loans granted	7,713	8,173
Yad Leviim LTD [Member] | Trade and other receivables [Member]
Statement [Line Items]
Loans granted	32,135	33,038
Golden Juniors Segregated Portfolio [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Mutual funds	15,067	0
Sociedad Rural Argentina S.A. [Member] | Trade And Other Payable [Member]
Statement [Line Items]
Others	(8,986)	(13,000)
Others Associates And Joint Ventures [Member]
Statement [Line Items]
Loans obtained	0	(1,143)
Rodrigo Benzaquen [Member] | Trade And Other Payable [Member]
Statement [Line Items]
Others	0	0
Others [Member] | Trade And Other Payable [Member]
Statement [Line Items]
Leases and/or rights of use payable	(81)	(132)
Dividends payable	0	(267)
Others	(5)	(41)
Others [Member] | Trade and other receivables [Member]
Statement [Line Items]
Others	176	122
Reimbursement of expenses receivable	88	48
Comparaencasa Ltd [Member] | Trade And Other Receivables [Member]
Statement [Line Items]
Loans granted	0	487
Comparaencasa Ltd [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Other investments	551	3,486
Galerias Pacifico [Member] | Trade And Other Receivables [Member]
Statement [Line Items]
Others	$ 16	$ 4